Inventories - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Inventory Disclosure [Abstract]
Raw materials held in custody by other parties for processing		0	0
Write-down of inventories	$ 9,292,000	57,651,000	113,236,000	326,051,000